Annual Total Returns - Voya Index Solution 2060 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2060 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016	7.87%
2017	20.44%
2018	(8.88%)
2019	24.62%
2020	15.11%